Business acquisitions and disposition transactions	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business acquisitions, development projects and disposition transactions	Business acquisitions, development projects and disposition transactions
(a)Partial disposition of renewable assets
On December 29, 2022, the Company closed the sale of ownership interests in a portfolio of operating wind facilities in the United States and Canada. The transaction consisted of the sale of (1) a 49% ownership interest in three operating wind facilities in the United States totalling 551 MW of installed capacity: the Odell Wind Facility in Minnesota, the Deerfield Wind Facility in Michigan and the Sugar Creek Wind Facility in Illinois; and (2) an 80% ownership interest in the operating 175 MW Blue Hill Wind Facility in Saskatchewan. The Company retains control over the U.S. facilities. The Company will continue to oversee day-to-day operations and provide management services to each of the facilities.
The cash proceeds of $277,500 for the U.S. facilities, which continue to be consolidated, were recorded as non-controlling interest (subject to certain potential future post-closing adjustments). The investment in the Blue Hill Wind Facility continues to be recorded as an equity-method investee. Cash proceeds of C$108,610 were received for the Blue Hill Wind Facility (subject to certain potential future post-closing adjustments). A gain on disposition of $62,828 was recognized and included in gain on sale of renewable assets on the consolidated statements of operations.
(b)Pending acquisition of Kentucky Power Company and AEP Kentucky Transmission Company, Inc.
On October 26, 2021, Liberty Utilities Co., an indirect subsidiary of AQN, entered into an agreement (the “Kentucky Acquisition Agreement”) with American Electric Power Company, Inc. (“AEP”) and AEP Transmission Company, LLC to acquire Kentucky Power Company (“Kentucky Power”) and AEP Kentucky Transmission Company, Inc. (“Kentucky TransCo”) for a total purchase price of approximately $2,846,000, including the assumption of approximately $1,221,000 in debt (the “Kentucky Power Transaction”). On September 29, 2022, the parties entered into an amendment to the Kentucky Acquisition Agreement that, among other things, reduces the purchase price by $200,000.
Kentucky Power is a state rate-regulated electricity generation, distribution and transmission utility in 20 eastern Kentucky counties and operating under a cost of service framework. Kentucky TransCo is an electricity transmission business operating in the Kentucky portion of the transmission infrastructure that is part of the Pennsylvania – New Jersey – Maryland regional transmission organization, PJM Interconnection, L.L.C. Kentucky Power and Kentucky TransCo are both regulated by FERC.
Closing of the Kentucky Power Transaction remains subject to the satisfaction or waiver of certain conditions precedent, which include the approval of the Kentucky Power Transaction by FERC and clearance under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (as the clearance received previously has lapsed). On December 15, 2022, FERC issued an order denying, without prejudice, authorization for the proposed transaction. On February 14, 2023, a new application was filed with FERC for approval of the Kentucky Power Transaction. If the Kentucky Power Transaction has not closed by April 26, 2023, either party may, if certain requirements are met, terminate the Kentucky Acquisition Agreement in accordance with its terms.
(c)Acquisition of New York American Water Company, Inc.
Effective January 1, 2022, the Company completed the acquisition of New York American Water Company, Inc (subsequently renamed Liberty Utilities (New York Water) Corp. (“Liberty NY Water”)). Liberty NY Water is a regulated water and wastewater utility, serving customers in eight counties in southeastern New York.
3.Business acquisitions, development projects and disposition transactions (continued)
(c)Acquisition of New York American Water Company, Inc. (continued)
A purchase price of $609,000 was paid for this acquisition. The acquisition related costs were expensed through the consolidated statement of operations (note 19). The following table summarizes the final allocation of the purchase price to the assets acquired and liabilities assumed when control was obtained.

Working capital	$4,820
Property, plant and equipment (i)	499,252
Goodwill (ii)	116,254
Regulatory assets (iii)	65,621
Other assets	4,507
Pension and other post-employment benefits	(13,402)
Regulatory liabilities (iii)	(59,727)
Other liabilities	(8,028)
Total net assets acquired	$609,297
Cash and cash equivalents acquired	49
Total net assets acquired, net of cash and cash equivalents	$609,248
The determination of the fair value of assets acquired and liabilities assumed is based upon management’s estimates and certain assumptions.
i.Property, plant and equipment, consist of regulated water distribution infrastructure and wastewater collection and treatment facilities. They are amortized in accordance with regulatory requirements over the estimated useful life of the assets using the straight-line method. The weighted average useful life of Liberty NY Water’s assets is 64.74 years.
ii.Goodwill represents the excess of the purchase price over the aggregate fair value of net assets acquired. The contributing factors to the amount recorded as goodwill include future growth, potential synergies, and cost of savings in the delivery of certain shared administrative and other services. Goodwill is reported under the Regulated Services Group.
iii.The Company is subject to regulation by the New York State Public Service Commission (“NYPSC”), which has jurisdiction with respect to rates, service, accounting procedures, acquisitions, and other matters. Under ASC 980, regulatory assets and liabilities are recorded to the extent that they represent probable future revenue or expenses associated with certain charges or credits that will be recovered from or refunded to customers through the rate making process (note 7). As part of the approval of the acquisition of Liberty NY Water, a settlement agreement was approved which requires a full year of ownership prior to the filing of a new rate case. As a result, new rates would not come into effect until 2024.
Liberty NY Water was consolidated upon acquisition. In 2022, Liberty NY Water generated approximately $125,370 in revenue and $21,776 operating income.
(d)Acquisition of Mid-West Wind Facilities
In 2021, the Empire District Electric Company (“Empire Electric System”), a wholly owned subsidiary of the Company, acquired three wind farms generating up to 600 MW of wind energy located in Barton, Dade, Lawrence, and Jasper Counties in Missouri, and in Neosho County, Kansas (collectively, the “Mid-West Wind Facilities”). Up to that point, the Company had held an interest in the construction projects for the North Fork Ridge Wind Facility and the Kings Point Wind Facility. The Empire Electric System paid consideration to third-party developers of $97,760 and obtained control of the facilities. In 2021, subsequent to acquisition, the tax equity investors provided additional funding of $530,880 and third-party construction loans of $789,923 were repaid. The Company accounted for these transactions as asset acquisitions since substantially all of the fair value of gross assets acquired is concentrated in a group of similar identifiable assets.
3.Business acquisitions, development projects and disposition transactions (continued)
(d)Acquisition of Mid-West Wind Facilities (continued)
The following table summarizes the allocation of the aggregate purchase price to the assets acquired and liabilities assumed at the acquisition dates.

Mid-West Wind
Working capital	$(28,630)
Property, plant and equipment	1,141,884
Long-term debt	(789,804)
Asset retirement obligation	(27,053)
Deferred tax liability	(4,566)
Other liabilities	(104,129)
Non-controlling interest (tax equity investors)	(29,141)
Total net assets acquired	158,561
Cash and cash equivalents	15,860
Net assets acquired, net of cash and cash equivalents	$142,701
(e)Altavista Solar Facility
Up to April 2021, the Company held a 50% interest in Altavista Solar SponsorCo, LLC, an entity that indirectly owns an 80 MW solar power facility located in Campbell County, Virginia. In April 2021, the Company acquired the remaining 50% interest in Altavista Solar SponsorCo, LLC for $6,735 and as a result, obtained control of the facility. Subsequent to acquisition, the third-party construction loan of $122,024 was repaid. The Company accounted for the transaction as an asset acquisition since substantially all of the fair value of gross assets acquired is concentrated in a group of similar identifiable assets.
The following table summarizes the allocation of the purchase price to the assets acquired and liabilities assumed at the acquisition date of the solar facility.

Altavista Solar
Working capital	$870
Property, plant and equipment	138,343
Long-term debt	(122,024)
Deferred tax liability	(421)
Asset retirement obligation	(3,332)
Total net assets acquired	13,436
Cash and cash equivalents	33
Net assets acquired, net of cash and cash equivalents	$13,403
(f)Maverick Creek Wind Facility and Sugar Creek Wind Facility
Up to January 2021, the Company held 50% equity interests in Maverick Creek Wind SponsorCo, LLC and AAGES Sugar Creek Wind, LLC (note 8). The two entities indirectly own 492 MW and 202 MW wind development projects in the state of Texas and Illinois (“Maverick Creek Wind Facility” and “Sugar Creek Wind Facility”), respectively. In January 2021, the Company acquired the remaining 50% interests in Maverick Creek Wind SponsorCo, LLC and AAGES Sugar Creek Wind, LLC for $43,797 in aggregate and obtained control of the facilities. An amount of $18,641 was withheld from the consideration for the acquisition of AAGES Sugar Creek Wind, LLC and remains payable upon the satisfaction of certain conditions. The Company accounted for the transactions as asset acquisitions since substantially all of the fair value of gross assets acquired is concentrated in a group of similar identifiable assets.
3.Business acquisitions, development projects and disposition transactions (continued)
(f)Maverick Creek Wind Facility and Sugar Creek Wind Facility (continued)
The following table summarizes the allocation of the purchase price to the assets acquired and liabilities assumed at the acquisition date of the two wind facilities. The existing loans between the Company and the partnerships of $87,035 were treated as additional consideration incurred to acquire the partnerships.

Maverick Creek and Sugar Creek
Working capital	$(15,557)
Property, plant and equipment	1,062,613
Long-term debt	(855,409)
Asset retirement obligation	(23,402)
Deferred tax liability	(337)
Derivative instruments	7,575
Total net assets acquired	175,483
Cash and cash equivalents	4,241
Net assets acquired, net of cash and cash equivalents	$171,242
Tax equity investors provided funding of $147,914 and $380,829 to the Sugar Creek Wind Facility and Maverick Creek Wind Facility, respectively, in 2021 and third-party construction loans of $284,829 and $570,578, respectively, were repaid subsequent to the acquisition of the remaining 50% interests in the facilities in 2021. A partial interest in the Sugar Creek Wind Facility was subsequently sold in December 2022 (note 3(a)).